Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment, Net
Schedule of Property and Equipment, Net
	Estimated Useful Lives	September 30, 2023	December 31, 2022
Vehicles	5 years	$74,398	$199,502
Less: accumulated depreciation		(68,818)	(182,762)
		$5,580	$16,740

	Estimated Useful Lives	December 31, 2022	December 31, 2021
Vehicles	5 years	$199,502	$199,502
Less: accumulated depreciation		(182,762)	(167,883)
		$16,740	$31,619